Net fee and commission income	6 Months Ended
Jun. 30, 2024
Fee and commission income (expense) [abstract]
Net fee and commission income	Net fee and commission income
Fee and commission income is disaggregated below and includes a total for fees in scope of IFRS 15, Revenue from Contracts with Customers:

	Barclays UK Corporate Bank	Barclays Private Bank and Wealth Management	Barclays Investment Bank	Barclays US Consumer Bank	Head Office	Barclays Bank Group
Half year ended 30.06.24	£m	£m	£m	£m	£m	£m
Fee type
Transactional	228	16	171	1,320	160	1,895
Advisory	—	156	325	—	—	481
Brokerage and execution	—	62	777	—	—	839
Underwriting and syndication	46	—	1,391	—	—	1,437
Other	6	2	35	—	11	54
Total revenue from contracts with customers	280	236	2,699	1,320	171	4,706
Other non-contract fee income	11	—	58	—	—	69
Fee and commission income	291	236	2,757	1,320	171	4,775
Fee and commission expense	(46)	(19)	(520)	(893)	(49)	(1,527)
Net fee and commission income	245	217	2,237	427	122	3,248

	Barclays UK Corporate Bank	Barclays Private Bank and Wealth Management	Barclays Investment Bank	Barclays US Consumer Bank	Head Office	Barclays Bank Group
Half year ended 30.06.23	£m	£m	£m	£m	£m	£m
Fee type
Transactional	212	13	160	1,290	150	1,825
Advisory	—	94	363	—	—	457
Brokerage and execution	—	44	998	—	—	1,042
Underwriting and syndication	39	—	997	—	—	1,036
Other	8	2	43	5	35	93
Total revenue from contracts with customers	259	153	2,561	1,295	185	4,453
Other non-contract fee income	15	3	56	—	—	74
Fee and commission income	274	156	2,617	1,295	185	4,527
Fee and commission expense	(50)	(15)	(742)	(870)	(44)	(1,721)
Net fee and commission income	224	141	1,875	425	141	2,806
Transactional fees are service charges on deposit accounts, cash management services and transactional processing fees. These include interchange and merchant fee income generated from credit and bank card usage.
Advisory fees are generated from wealth management services and investment banking advisory services related to mergers, acquisitions and financial restructurings.
Brokerage and execution fees are earned for executing client transactions with various exchanges and over-the-counter markets and assisting clients in clearing transactions and facilitating foreign exchange transactions for spot/forward contracts.
Underwriting and syndication fees are earned for the distribution of client equity or debt securities and the arrangement and administration of a loan syndication. These include commitment fees to provide loan financing.